SUPPLEMENT

DATED MAY 1, 2012 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 30, 2012, AS LAST AMENDED FEBRUARY 7, 2012,

FOR THE HARTFORD MUTUAL FUNDS, INC. AND

THE HARTFORD MUTUAL FUNDS II, INC. (THE “SAI”)

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved sub-advisory agreements with Wellington Management Company, LLP (“Wellington Management”) on behalf of certain funds.  Accordingly, as of April 23, 2012, Wellington Management serves as the sub-adviser for The Hartford Floating Rate Fund and The Hartford Floating Rate High Income Fund.  For a brief transition period beginning April 23, 2012, Wellington Management and Hartford Investment Management Company (“Hartford Investment Management”) will each serve as a sub-adviser for such funds.  After such transition period, Hartford Investment Management will no longer serve as a sub-adviser for the funds.

Additionally, as of June 4, 2012, Wellington Management will serve as the sub-adviser for The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund, The Hartford Small/Mid Cap Equity Fund, The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund and The Hartford Target Retirement 2050 Fund and Hartford Investment Management will no longer serve as the sub-adviser for such funds.

The Board also approved a change to the name of The Hartford Advisers Fund.  Accordingly, as of April 30, 2012, the name of the fund will be changed to “The Hartford Balanced Fund.”  As of the same date, Karen H. Grimes will become a portfolio manager of The Hartford Advisers Fund and Steven T. Irons and Peter I. Higgins will no longer serve as portfolio managers for the fund.

Additionally, the Board also approved changes to the fee structure of certain funds.  Specifically, one or more additional breakpoints will be added to the contractual management fee schedule for certain funds.

Sub-Adviser and Management Fee Changes – The Hartford Floating Rate Fund and The Hartford Floating Rate High Income Fund

Effective immediately, the above referenced SAI is revised as follows:

1.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS,” the first two sentences of the second paragraph are deleted and replaced with the following:

With respect to Floating Rate Fund, Floating Rate High Income Fund, Global Enhanced Dividend Fund, Money Market Fund, Small/Mid Cap Equity Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund, HIFSCO has entered into an investment sub-advisory agreement with Hartford Investment Management.  The investment sub-advisory agreement with Hartford Investment Management with respect to Floating Rate Fund and Floating Rate High Income Fund will be terminated on or about May 18, 2012.  With respect to Advisers Fund, Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Diversified International Fund, Dividend

and Growth Fund, Emerging Markets Local Debt Fund, Emerging Markets Research Fund, Equity Income Fund, Floating Rate Fund, Floating Rate High Income Fund, Fundamental Growth Fund, Global All-Asset Fund, Global Growth Fund, Global Real Asset Fund, Global Research Fund, Growth Fund, Growth Opportunities Fund, Healthcare Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, MidCap Fund, MidCap Value Fund, Municipal Opportunities Fund, Municipal Real Return Fund, Short Duration Fund, Small Company Fund, SmallCap Growth Fund, Strategic Income Fund, Value Fund, Value Opportunities Fund, Unconstrained Bond Fund, and World Bond Fund, HIFSCO has entered into an investment sub-advisory agreement with Wellington Management.

2.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES,” the tables relating to The Hartford Floating Rate Fund and The Hartford Floating Rate High Income Fund are deleted and replaced with the following:

The Hartford Floating Rate Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.650%
Next $2.0 billion	0.600%
Next $2.5 billion	0.590%
Next $5 billion	0.580%
Over $10 billion	0.570%

The Hartford Floating Rate High Income Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.700%
Next $2.0 billion	0.650%
Next $2.5 billion	0.640%
Next $5 billion	0.630%
Over $10 billion	0.620%

3.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Michael Bacevich and Frank Ossino and the corresponding footnotes are deleted.

4.             Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the references in the table to The Hartford Floating Rate Fund and The Hartford Floating Rate High Income Fund and the corresponding benchmarks are deleted.

5.             Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Michael Bacevich and Frank Ossino is deleted.

6.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the table:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Michael Bacevich***	—	(t)	—	—	—	2	152.9
Frank Ossino***	—	(u)	—	—	—	—	—

***Information reflects other accounts managed while employed by Hartford Investment Management.  As of April 23, 2012, Messrs. Bacevich and Ossino are employed by Wellington Management.

(t) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Floating Rate Fund and Floating Rate High Income Fund).  Assets under management in those Funds total approximately $5,829.86 million and $27.90 million, respectively.

(u) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Floating Rate Fund and Floating Rate High Income Fund).  Assets under management in those Funds total approximately $5,829.86 million and $27.90 million, respectively.

7.             Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the incentive benchmark table:

Fund	Benchmark
Floating Rate Fund	Credit Suisse Leveraged Loan Index and Lipper Loan Participation Funds
Floating Rate High Income Fund	Credit Suisse Leveraged Loan Index and Lipper Loan Participation Funds

8.             Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the table:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Michael Bacevich	Floating Rate Fund	$100,001-$500,000
	Floating Rate High Income Fund	$10,001-$50,000
Frank Ossino	Floating Rate Fund	$50,001-$100,000
	Floating Rate High Income Fund	None

Investment Risk, Sub-Adviser and Management Fee Changes - The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund, The Hartford Small/Mid Cap Equity Fund, The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund and The Hartford Target Retirement 2050 Fund

As of June 4, 2012, the above referenced SAI is revised as follows:

1.             Under the heading “INVESTMENT RISKS,” the columns relating to the investment risks associated with The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund, and The Hartford Growth Allocation Fund are revised to add Commodity Sector Risk, Derivative Instruments: Inflation-Linked Instruments, Derivative Instruments: Credit-Linked Securities, Derivative Instruments: Index Securities and Structured Notes, Dollar Rolls, Inverse Floating Rate Securities, Municipal Securities, and Quantitative Investing Risk and the columns relating to the investment risks associated with The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, and The Hartford Target Retirement 2050 Fund are revised to add Asset Allocation Risk, Commodity Sector Risk, Derivative Instruments: Inflation-Linked Instruments, Derivative Instruments: Credit-Linked Securities, Derivative Instruments: Index Securities and Structured Notes, Dollar Rolls, Inverse Floating Rate Securities, Municipal Securities, and Quantitative Investing Risk.

2.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS,” the first three sentences of the second paragraph are deleted and replaced with the following:

With respect to Money Market Fund, HIFSCO has entered into an investment sub-advisory agreement with Hartford Investment Management.  With respect to Advisers Fund, Balanced Allocation Fund, Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Conservative Allocation Fund, Disciplined Equity Fund, Diversified International Fund, Dividend and Growth Fund, Emerging Markets Local Debt Fund, Emerging Markets Research Fund, Equity Income Fund, Floating Rate Fund, Floating Rate High Income Fund, Fundamental Growth Fund, Global All-Asset Fund, Global Growth Fund, Global Real Asset Fund, Global Research Fund, Growth Allocation Fund, Growth Fund, Growth Opportunities Fund, Healthcare Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, MidCap Fund, MidCap Value Fund, Municipal Opportunities Fund, Municipal Real Return Fund, Short Duration Fund, Small Company Fund, SmallCap Growth Fund, Small/Mid Cap Equity Fund, Strategic Income Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Value Fund, Value Opportunities Fund, Unconstrained Bond Fund, and World Bond Fund, HIFSCO has entered into an investment sub-advisory agreement with Wellington Management.

3.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS —MANAGEMENT FEES,” the tables relating to The Hartford Conservative Allocation Fund, The Hartford Small/Mid Cap Equity Fund, The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target

Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund and The Hartford Target Retirement 2050 Fund are deleted and replaced with the following:

The Hartford Small/Mid Cap Equity Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.750%
Next $500 million	0.700%
Next $2 billion	0.650%
Next $2 billion	0.640%
Next $5 billion	0.630%
Over $10 billion	0.620%

The Hartford Conservative Allocation Fund, The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2025Fund, The Hartford Target Retirement 2030 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, and The Hartford Target Retirement 2050 Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.150%
Next $500 million	0.100%
Next $1.5 billion	0.090%
Next $2.5 billion	0.080%
Next $2.5 billion	0.070%
Next $2.5 billion	0.060%
Over $10 billion	0.050%

4.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Paul Bukowski, Ed Caputo, and Kurt Cubbage and the corresponding footnotes are deleted.

5.             Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the references in the table to The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund, The Hartford Small/Mid Cap Equity Fund, The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund and The Hartford Target Retirement 2050 Fund and the corresponding benchmarks are deleted.

6.             Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Paul Bukowski, Edward C. Caputo, and Kurt Cubbage is deleted.

7.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the table:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS		ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)
Wendy M. Cromwell^	0	(v)	$0	11	(39)	$1,607.6	1		$210.3
Richard P. Meagher^	0	(w)	$0	10	(40)	$1,386.8	2	(40)	$565.4
Rick A. Wurster^	4	(x)	$578.2	11	(41)	$1,590.4	0		$0

^ Information as of December 31, 2011.

(v) In addition to the registered investment company accounts listed above, as of June 4, 2012, this portfolio manager manages more than one Hartford Fund (Balanced Allocation Fund, Conservative Allocation Fund, and Growth Allocation Fund).  As of December 31, 2011, assets under management in those Funds total approximately $812.2 million, $266.3 million and $639.4 million, respectively.

(w) In addition to the registered investment company accounts listed above, as of June 4, 2012, this portfolio manager manages more than one Hartford Fund (Balanced Allocation Fund, Conservative Allocation Fund, and Growth Allocation Fund).  As of December 31, 2011, assets under management in those Funds total approximately $812.2 million, $266.3 million and $639.4 million, respectively.

(x) In addition to the registered investment company accounts listed above, as of June 4, 2012, this portfolio manager manages more than one Hartford Fund (Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund).  As of December 31, 2011, assets under management in those Funds total approximately $41.3 million, $39.6 million, $130.3 million, $52.1 million, $137.1 million, $31.8 million, $41.0 million, $15.1 million, and $16.8 million, respectively.

(39) The advisory fee for 10 of these pooled accounts is based upon performance.  Assets under management in those pooled accounts total approximately $1,387 million.

(40) The advisory fee for all 10 of these pooled accounts and both of these other accounts is based upon performance.  Assets under management in those pooled accounts and those other accounts total approximately $1,386.8 million and $565.4 million, respectively.

(41) The advisory fee for 1 of these pooled accounts is based upon performance.  Assets under management in that pooled account total approximately $99.1 million.

8.                                       Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to the other accounts managed by David J. Elliott and Stephen A. Gorman is deleted and replaced with the following:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS		ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
David J. Elliott^	3	(y)	$216.7	7		$639.7	3	$568.4
Stephen A. Gorman^	1	(z)	$96.4	11	(42)	$1,590.4	0	$0

^ Information as of December 31, 2011.

(y) In addition to the registered investment company accounts listed above, as of June 4, 2012, this portfolio manager manages more than one Hartford Fund (SmallCap Growth Fund and Small/Mid Cap Equity Fund).  As of December 31, 2011, assets under management in those Funds total approximately $313.4 million and $140.1 million, respectively.

(z) In addition to the registered investment company accounts listed above, as of June 4, 2012, this portfolio manager manages more than one Hartford Fund (Global All-Asset Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund).  As of December 31, 2011, assets under management in those Funds total approximately $883.3 million, $41.3 million, $39.6 million, $130.3 million, $52.1 million, $137.1 million, $31.8 million, $41.0 million, $15.1 million, and $16.8 million, respectively.

(42) The advisory fee for 1 of these pooled accounts is based upon performance.  Assets under management in that pooled account total approximately $99.1 million.

9.                                       Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the incentive benchmark table:

Fund*	Benchmark
The Hartford Small/Mid Cap Equity Fund	Russell 2500 Index

* The Investment Professionals for The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund, and The Hartford Target Retirement Fund Series are not eligible to receive an incentive payment.

10. Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the table:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Wendy M. Cromwell	Balanced Allocation Fund Conservative Allocation Fund Growth Allocation Fund	None** None** None**
Richard P. Meagher	Balanced Allocation Fund Conservative Allocation Fund Growth Allocation Fund	None** None** None**
Rick A. Wurster

Target Retirement 2010 Fund
Target Retirement 2015 Fund
Target Retirement 2020 Fund
Target Retirement 2025 Fund
Target Retirement 2030 Fund
Target Retirement 2035 Fund
Target Retirement 2040 Fund
Target Retirement 2045 Fund
Target Retirement 2050 Fund

None** None** None** None** None** None** None** None** None**

**Information as of December 31, 2011.

11.                                 Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information relating to the equity securities beneficially owned by David J. Elliott and Stephen A. Gorman is deleted and replaced with the following:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
David J. Elliott	SmallCap Growth Fund Small/Mid Cap Equity Fund	None None**
Stephen A. Gorman

Global All-Asset Fund
Target Retirement 2010 Fund
Target Retirement 2015 Fund
Target Retirement 2020 Fund
Target Retirement 2025 Fund
Target Retirement 2030 Fund
Target Retirement 2035 Fund
Target Retirement 2040 Fund
Target Retirement 2045 Fund
Target Retirement 2050 Fund

None None** None** None** None** None** None** None** None** None**

**Information as of December 31, 2011.

Name and Portfolio Manager Changes — The Hartford Advisers Fund

Effective immediately, the above referenced SAI is revised as follows:

1.                                       On the front cover, the Fund’s name is changed to The Hartford Balanced Fund and conforming changes are made throughout.

2.                                       Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Peter I Higgins and Steven T. Irons is deleted.

3.                                       Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to the other accounts managed by Karen H. Grimes is deleted and replaced with the following:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Karen H. Grimes^	5	(i)	$3,364.1	3	$116.3	5	$285.4

^ Information as of December 31, 2011.

(i) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Balanced Fund (as of April 30, 2012), Balanced Income Fund,

Value Fund, and Equity Income Fund).  As of December 31, 2011, assets under management in those Funds total approximately $593.6 million, $809.0 million, $562.2 million, and $1,319.4 million, respectively.

4.                                       Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the references to Peter I. Higgins and Steven T. Irons in the third paragraph are deleted.

5.                                       Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the reference in the table to The Hartford Advisers Fund is deleted and replaced with the following:

Fund	Benchmark
Balanced Fund	S&P 500 Index (Grimes) Lipper Large Cap Core (Grimes) Barclays Capital U.S. Government/Credit Index (Keogh)

6.                                       Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Peter I. Higgins and Steven T. Irons is deleted.

7.                                       Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information relating to the equity securities beneficially owned by Karen H. Grimes is deleted and replaced with the following:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Karen H. Grimes	Balanced Income Fund Equity Income Fund Value Fund Balanced Fund	None None $100,001-$500,000 None**

**Information as of December 31, 2011.

This Supplement should be retained with your SAI for future reference.